STOCK-BASED COMPENSATION (Performance Stock Units) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 188	$ 310	$ 225
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	42	115	83
Performance Deferred Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	0	202	103
Employee Service Share-based Compensation, Tax Benefit Realized from Vesting of Performance Deferred Stock Awards	0	75	38
Allocated Share-based Compensation Expense	12	106	125
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	$ 3	$ 39	$ 46
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	0	616,000	861,000
Employee Service Share-based Compensation, Cash Flow Effect, Cash Used to Settle Awards	$ 0	$ 38	$ 40
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 8
Employee Service Share-based Compensation, Nonvested, Total Compensation Cost not yet recognized and period for recognition in years	8 months 1 day
Performance Deferred Stock Awards | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Performance Deferred Stock Awards | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
January 1, 2013 - December 31, 2015 [Member] [Domain] | Performance Deferred Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Actual number of shares granted above target minimum range	0.00%
Actual number of shares granted above target maximum range	200.00%
January 1, 2014 - December 31, 2016 [Member] | Performance Deferred Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Actual number of shares granted above target minimum range	0.00%
Actual number of shares granted above target maximum range	200.00%
September 1, 2017 - August 31, 2019 [Member] [Member] | Performance Deferred Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	232,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 71.16
January 1, 2016 - December 31, 2018 [Member] | Performance Deferred Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	1,728,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 81.99
January 1, 2015 - December 31, 2017 [Member] [Member] | Performance Deferred Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		2,283,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 52.68